					Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Oct-2006	to	Jun-2007
		Payment Date:	07/02/2007

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 10/06 Collection Period				$0.00
	ii.	Remittances for the 11/06 Collection Period				6,463,961.98
	iii.	Remittances for the 12/06 Collection Period				10,428,535.90
	iv.	Remittances for the 01/07 Collection Period				12,098,050.34
	v.	Remittances for the 02/07 Collection Period				11,559,988.70
	vi.	Remittances for the 03/07 Collection Period				13,671,356.02
	vii.	Remittances for the 04/07 Collection Period				12,148,286.83
	viii.	Remittances for the 05/07 Collection Period				12,544,878.92
	ix.	Remittances for the 06/07 Collection Period				12,969,172.75
	x.	Investment Earnings on Collection Account
		xi.	Investment Earnings on Capital Subaccount			295,048.99
		xii.	Investment Earnings on Reserve Subaccount			0.00
		xiii.	Investment Earnings on General Subaccount			1,119,496.99
	xiv.	General Subaccount Balance (sum of i through xiii above)				$93,298,777.42

	xv.	Reserve Subaccount Balance as of Prior Payment Date				0.00
	xvi.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xvii.	Collection Account Balance (sum of xiv through xvi above)				$101,997,277.42

						Exhibit 99.1
2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount				$217,000,000.00
	ii.	Class A-2 Outstanding Amount				341,000,000.00
	iii.	Class A-3 Outstanding Amount				250,000,000.00
	iv.	Class A-4 Outstanding Amount				437,000,000.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				$1,739,700,000.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				$1,739,700,000.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
		Series 2006-1 Principal				Due
	i.	Class A-1				$25,497,401.00
	ii.	Class A-2				0.00
	iii.	Class A-3				0.00
	iv.	Class A-4				0.00
	v.	Class A-5				0.00
	vi.	For all Series 2006-1 Notes				$25,497,401.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
		Series 2006-1 Interest	Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	260	$217,000,000.00	$7,804,766.67
	viii.	Class A-2	4.98%	260	341,000,000.00	12,264,633.33
	ix.	Class A-3	5.09%	260	250,000,000.00	9,190,277.78
	x.	Class A-4	5.17%	260	437,000,000.00	16,317,094.44
	xi.	Class A-5	5.31%	260	494,700,000.00	18,958,525.52
	xii.	For all Series 2006-1 Notes				$64,535,297.74

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			$8,698,500.00	$0.00
					$8,698,500.00	$0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

			Exhibit 99.1

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
of Indenture:

i.	Trustee Fees and Expenses			$0.00
ii.	Servicing Fee			869,850.00
iii.	Administration Fee			100,000.00
iv.	Operating Expenses			133,546.41
v.	Semi-Annual Interest (including any past-due for prior periods)			64,535,297.74
			Per $1000 of Original
	Series 2006-1	Aggregate	Principal Amount

1.	Class A-1 Interest Payment	$7,804,766.67	$35.9667
2.	Class A-2 Interest Payment	12,264,633.33	35.9667
3.	Class A-3 Interest Payment	9,190,277.78	36.7611
4.	Class A-4 Interest Payment	16,317,094.44	37.3389
5.	Class A-5 Interest Payment	18,958,525.52	38.3233
		$64,535,297.74
	{Add Other Series as applicable}

vi.	Principal Due and Payable as a Result of Event of Default or on Final			$0.00
	Maturity Date
			Per $1000 of Original
	Series 2006-1	Aggregate	Principal Amount

1.	Class A-1 Principal Payment	$0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	0.0000
3.	Class A-3 Principal Payment	0.00	0.0000
4.	Class A-4 Principal Payment	0.00	0.0000
5.	Class A-5 Principal Payment	0.00	0.0000
		$0.00
	{Add Other Series as Applicable}

vii.	Semi-Annual Principal			$25,497,401.00
			Per $1000 of Original
	Series 2006-1	Aggregate	Principal Amount

1.	Class A-1 Principal Payment	$25,497,401.00	$117.4995
2.	Class A-2 Principal Payment	0.00	0.0000
3.	Class A-3 Principal Payment	0.00	0.0000
4.	Class A-4 Principal Payment	0.00	0.0000
5.	Class A-5 Principal Payment	0.00	0.0000
		$25,497,401.00
	{Add Other Series as Applicable}

			Exhibit 99.1

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	$8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	295,048.99
	x.	Deposit to Reserve Subaccount	1,867,633.28
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	$101,997,277.42

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

		Series 2006-1

	i.	Class A-1 Outstanding Amount	$191,502,599.00
	ii.	Class A-2 Outstanding Amount	341,000,000.00
	iii.	Class A-3 Outstanding Amount	250,000,000.00
	iv.	Class A-4 Outstanding Amount	437,000,000.00
	v.	Class A-5 Outstanding Amount	494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes	$1,714,202,599.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes	$1,714,202,599.00

	viii.	Reserve Subaccount Balance	$1,867,633.28
	x.	Capital Subaccount Balance	8,698,500.00
	xi.	Aggregate Collection Account Balance	$10,566,133.28

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Reserve Subaccount	$0.00
	iii.	Capital Subaccount	8,993,548.99
	iv.	Total Withdrawals	$8,993,548.99

			Exhibit 99.1

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:		$0.00

	i.	Semi-annual Interest

		Series 2006-1

	1.	Class A-1 Interest Payment	$0.00
	2.	Class A-2 Interest Payment	0.00
	3.	Class A-3 Interest Payment	0.00
	4.	Class A-4 Interest Payment	0.00
	5.	Class A-5 Interest Payment	0.00
			$0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal	$0.00

		Series 2006-1

	1.	Class A-1 Principal Payment	$0.00
	2.	Class A-2 Principal Payment	0.00
	3.	Class A-3 Principal Payment	0.00
	4.	Class A-4 Principal Payment	0.00
	5.	Class A-5 Principal Payment	0.00
			$0.00

		{Add Other Series as Applicable}

8	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Overcollateralization Subaccount	$0.00
	ii.	Capital Subaccount	0.00
			$0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual
Servicer’s Certificate this 27th day of June, 2007.

AEP TEXAS CENTRAL COMPANY, as Servicer

By: /s/ Stephan T. Haynes

Name: Stephan T. Haynes

Title: Assistant Treasurer